NON-STATUTORY STOCK OPTIONS	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
NON-STATUTORY STOCK OPTIONS

NOTE 4. NON-STATUTORY STOCK OPTIONS

As of June 30, 2024 and December 31, 2023, there were 147,200,000, and 42,000,000 options outstanding, respectively.

We have granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to five years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At June 30, 2024 and December 31, 2023, we had approximately $2.78 million and $340,707, respectively, unrecognized stock-based compensation.

Stock option transactions during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	June 30, 2024		December 31, 2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Period	42,000,000	$0.04	5,000,000	$0.07
Granted	109,200,000	0.96	42,000,000	0.03
Exercised	-	-	-	-
Forfeited or Cancelled	(4,000,000)	0.05	(5,000,000)	0.03
Outstanding at End of Period	147,200,000	0.72	42,000,000	0.04
Options Exercisable at Period-End	29,100,000	0.03	17,250,000	0.03
Weighted-Average Fair Value of Options Granted During the Period	$0.02		$0.01

Information with respect to stock options outstanding and exercisable at June 30, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at June 30, 2024	Weighted- Average Exercise Price
$0.025 - $1.50	147,200,000	9 years	$0.72	29,100,000	$0.03